Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Schedule of basic earnings per share (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basic earnings per share [abstract]
Profit (loss) attributable to the Parent	€ 11,076	€ 9,605	€ 8,124
Remuneration of PPCC and PPCA	(492)	(529)	(566)
Profit (loss) attributable to ordinary equity holders of parent	10,584	9,076	7,558
Profit (loss) from discontinued operations (non controlling interest net)	0	0	0
Profit (loss) from continuing operations (PPC net)	€ 10,584	€ 9,076	€ 7,558
Weighted average number of shares outstanding (in shares)	16,172,084,714	16,848,344,667	17,272,055,430
Basic earnings (loss) per share (in euro per share)	€ 0.654	€ 0.539	€ 0.438
Basic earnings (loss) per share from discontinued operations (in euro per share)	0	0	0
Basic earnings (loss) per share from continuing operations (in euro per share)	€ 0.654	€ 0.539	€ 0.438